CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                 March 23, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:         First Trust Exchange-Traded Fund VI
                     (File Nos. 333-182308 and 811-22717)
                 --------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(e) on March 16, 2016. The Registration Statement relates to the First Trust Dorsey Wright Focus 5 ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           -------------------------------------
                                           Morrison C. Warren

Enclosure